Finance Income and Charges - Additional Information (Detail) - Venezuela [member]	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Venezuelan bolivar fuerte [member]
Disclosure of geographical areas [line items]
Exchange rate		63,450
Venezuelan bolvar Soberano [member]
Disclosure of geographical areas [line items]
Exchange rate	10,466.0000	0.6345